Related party transactions (Tables)	12 Months Ended
Mar. 31, 2024
Related Party [Abstract]
The executive compensation expense to the top five key management personnel
The executive compensation expense to the top five key management personnel is as follows:

	2024	2023
	$	$

Short-term employee benefits and termination benefits	4,374	3,242
Share-based payments	11,778	20,331

Total compensation paid to key management personnel	16,152	23,573